Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	$ 15.7	$ 20.6
Income on a percentage basis	(1.2)	4.9	$ 1.2
Funding received from shareholder loan	0.0	(9.8)	0.0
Balance as of December 31	14.5	15.7	20.6
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	9.1	16.9
Income on a percentage basis	0.0	2.0
Funding received from shareholder loan	(9.8)	(9.8)
Balance as of December 31	9.1	9.1	16.9
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	6.6	3.7
Income on a percentage basis	(1.2)	2.9
Funding received from shareholder loan		0.0
Balance as of December 31	$ 5.4	$ 6.6	$ 3.7